(LOSS) INCOME PER CLASS A and CLASS B ORDINARY SHARE (Tables)	12 Months Ended
Dec. 31, 2025
(LOSS) INCOME PER CLASS A and CLASS B ORDINARY SHARE
Schedule of computation of basic and diluted (loss) income per share

The computation of basic and diluted (loss) income per share is as follows:

	Years ended December 31,
	2023	2024	2025

Numerator:
Net (loss) income from continuing operations attributable to GDS Holdings Limited shareholders	(3,931,043)	(777,121)	949,643

Net (loss) income from discontinued operations attributable to GDS Holdings Limited shareholders	(359,010)	4,202,507	—
Net (loss) income attributable to GDS Holdings Limited shareholders	(4,290,053)	3,425,386	949,643
Cumulative dividend on redeemable preferred shares	(53,625)	(54,232)	(54,305)
Net income attributable to preferred shareholders based on the participating rights	—	(22,295)	—

Numerator for basic (loss) income per share	(4,343,678)	3,348,859	895,338

Effect of dilutive securities:
Interest expenses of convertible bonds due 2029	—	—	16,728

Numerator for diluted (loss) income per share	(4,343,678)	3,348,859	912,066

Denominator:
Weighted average number of ordinary shares outstanding	1,468,187,956	1,475,079,754	1,520,535,019

Denominator for basic (loss) income per share	1,468,187,956	1,475,079,754	1,520,535,019

Effect of dilutive securities:
Restricted shares	—	—	24,821,969
Convertible bonds due 2029	—	—	99,200,000

Denominator for diluted (loss) income per share	1,468,187,956	1,475,079,754	1,644,556,988

(Loss) income per ordinary share:
Basic
Continuing operations	(2.71)	(0.52)	0.59
Discontinued operations	(0.25)	2.79	—
Total	(2.96)	2.27	0.59
Diluted
Continuing operations	(2.71)	(0.52)	0.55
Discontinued operations	(0.25)	2.79	—
Total	(2.96)	2.27	0.55

The following table sets forth the computation of basic and diluted (loss) income per Class A and Class B ordinary share:

	Years ended December 31,
	2023		2024		2025
	Class A	Class B	Class A	Class B	Class A	Class B
Basic:
Allocation of net (loss) income available to GDS Holdings Limited ordinary shareholders	(4,194,323)	(149,355)	3,249,896	98,963	869,671	25,667
Weighted average number of ordinary shares outstanding	1,417,704,951	50,483,004	1,431,489,418	43,590,336	1,476,944,683	43,590,336
(Loss) income per ordinary share	(2.96)	(2.96)	2.27	2.27	0.59	0.59

Diluted:
Allocation of net (loss) income available to GDS Holdings Limited ordinary shareholders	(4,194,323)	(149,355)	3,249,896	98,963	887,891	24,175
Weighted average number of ordinary shares outstanding	1,417,704,951	50,483,004	1,431,489,418	43,590,336	1,600,966,652	43,590,336
(Loss) income per ordinary share	(2.96)	(2.96)	2.27	2.27	0.55	0.55

Schedule of securities excluded from the computation of diluted (loss) income per share

	Years ended December 31,
	2023	2024	2025

Redeemable preferred shares	33,707,864	33,707,864	33,707,864
Restricted shares	48,996,888	47,437,976	12,819,884
Convertible bonds payable	288,600,152	288,600,152	322,418,672
Total	371,304,904	369,745,992	368,946,420